Cover	Dec. 31, 2026	Oct. 05, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date		Oct. 05, 2026
Entity Registrant Name		Serina Therapeutics, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		1-38519
Entity Tax Identification Number		82-1436829
Entity Address, Address Line One		601 Genome Way
Entity Address, Address Line Two		Suite 2001
Entity Address, City or Town		Huntsville
Entity Address, State or Province		AL
Entity Address, Postal Zip Code		35806
City Area Code		(256)
Local Phone Number		327-9630
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		SER
Security Exchange Name		NYSEAMER
Entity Emerging Growth Company		false
Entity Central Index Key		0001708599
Current Fiscal Year End Date	--12-31
Amendment Flag		false